Unaudited Interim Condensed Balance Sheets (Parentheticals) - shares	Oct. 31, 2025	Apr. 30, 2025
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized (in Shares)	55,300,000	55,300,000
Ordinary shares, shares issued (in Shares)	15,252,852	15,076,900
Ordinary shares, shares outstanding (in Shares)	15,252,852	15,076,900